Schedule of Contractual obligations (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 03, 2023	Dec. 31, 2022
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Accounts payable and other accrued liabilities	$ 6,937,887	$ 6,613,793	$ 6,985,617
Related party payables	2,981,619	1,488,866	71,458
Tax payable	14,004,665	12,836,039	9,414,086
Convertible debentures	10,369,541	9,976,000	8,937,666
Notes payable	11,612,459	10,584,037	8,884,513	$ 7,000,000	$ 548,947
Derivative liabilities	4,902,786	9,007,907	1,094,316
Lease liabilities	2,161,797	2,585,479	2,558,274
Less Than 1 Year [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Accounts payable and other accrued liabilities	6,937,887	6,613,793	6,985,617
Related party payables	2,981,619	1,488,866	71,458
Tax payable	14,004,665	12,836,039	9,414,086
Convertible debentures			8,937,666
Notes payable	1,798,783	1,337,490	821,623
Derivative liabilities
Lease liabilities	309,608	302,736	208,624
1 to 3 Years [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Accounts payable and other accrued liabilities
Related party payables
Tax payable
Convertible debentures	10,369,541	9,976,000
Notes payable	9,813,676	9,246,547	8,062,890
Derivative liabilities	4,902,786	9,007,907	1,094,316
Lease liabilities	609,248	819,457	1,648,732
3 to 5 Years [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Accounts payable and other accrued liabilities
Related party payables
Tax payable
Convertible debentures
Notes payable
Derivative liabilities
Lease liabilities	212,291	405,096	700,918
> 5 years [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Accounts payable and other accrued liabilities
Related party payables
Tax payable
Convertible debentures
Notes payable
Derivative liabilities
Lease liabilities	$ 1,035,650	$ 1,058,190